PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible VAT	$ 69,684	$ 41,066	$ 36,508
Prepayments to third-party suppliers	34,994	11,280	2,446
Deposits	4,975	3,995	3,747
Deferred listing expenses		1,686
Others	8,846	5,850	1,674
Less: Allowance for credit losses (i)	(7)	(7)
Total	$ 118,492	$ 63,870	$ 44,375